INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Investments In Subsidiaries
NOTE 14. INVESTMENTS IN SUBSIDIARIES

The main operations carried out in the years 2022 and 2021 are reported below:

Arauco determined it necessary to reorganize its activity in the wood product segment by centralizing its investments in the wood market in an entity that allows a common direction and control. This is the reason why, on May 23, 2022, the company Arauco Wood Limited was created. Such international parent entity was incorporated in the United Kingdom, a country which is considered and valued as one of the main investment platforms and center global financial system, and known for its institutional stability.

In June and December 2022, Arauco, through its subsidiary Inversiones Arauco International Ltda. and the parent of the group, Celulosa Arauco y Constitución S.A., contributed their subsidiaries from the wood segment to the new company Arauco Wood Limited. These contributions were for a total amount of ThU.S.$ 1,989,972. This operation did not generate an effect within the consolidated statements of profit or loss as of December 31, 2022
.

With this reorganization, Arauco intends to achieve a more efficient international structure in a first-class financial center, thus generating an attractive investment focus for potential new investors or other market players. This centralization of the wood product segment will also allow a better and more efficient management, enhancing its investments with a solid structure and greater projections of profitability, growth and sustainability.

On December 2, 2021, Arauco through its subsidiary Arauco Forest Brasil S.A. acquired all Stora Enso Amsterdam B.V. participation (it owned 20% of the total shares of Arauco Forestal Arapoti S.A.) for ThR$ 294,549 (equivalents to ThU.S.$ 52,516), leaving Arauco with a total participation of 100%. Following IFRS 10, as Arauco previously had control over this investment and this operation is an acquisition from a minority shareholder, the difference resulting from the book values and the fair value of the paid was recognized directly in equity. This amount in equity at the end of 2021 was ThU.S.$ 35,880.

On March 10, 2021, Arauco through the subsidiary Forestal Arauco S.A. sold its total participation in the company Forestal Los Lagos SpA (ex S.A.) for ThU.S.$ 48,000. This operation generated a profit of ThU.S.$ 20,381 that is presented in other income.